SCHEDULE OF CALCULATING NET INCOME PER SHARE (Details)	12 Months Ended
	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2025 CNY (¥) ¥ / shares shares	Sep. 30, 2024 CNY (¥) ¥ / shares shares	Sep. 30, 2023 CNY (¥) ¥ / shares shares
Net income per share-basic and diluted
Net income for the year	$ 3,673,578	¥ 26,152,199	¥ 17,076,187	¥ 11,223,532
Weighted average number of ordinary shares outstanding - diluted	20,387,159	20,387,159	20,011,132	20,011,132
Weighted average number of ordinary shares outstanding - basic	20,387,159	20,387,159	20,011,132	20,011,132
Basic - net income per share | (per share)	$ 0.18	¥ 1.28	¥ 0.85	¥ 0.56
Diluted - net income per share | (per share)	$ 0.18	¥ 1.28	¥ 0.85	¥ 0.56